Note 6. Common Stock (Details)	0 Months Ended	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698	4,766,698